Deferred tax assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Income Taxes [Abstract]
Schedule of deferred tax assets and liabilities

(in thousands of USD)	Balance at Jan 1, 2015	Recognized in income	Recognized in equity	Translation differences	Balance at Dec 31, 2015
Provisions	238	(61)	—	(8)	169
Employee benefits	52	(24)	—	(5)	23
Unused tax losses & tax credits	6,246	(5,450)	—	(53)	743
Total	6,536	(5,535)	—	(66)	935

	Balance at Jan 1, 2016	Recognized in income	Recognized in equity	Translation differences	Balance at Dec 31, 2016
Provisions	169	(121)	—	(17)	31
Employee benefits	23	15	—	(1)	37
Unused tax losses & tax credits	743	220	—	(67)	896
Total	935	114	—	(85)	964

	Balance at Jan 1, 2017	Recognized in income	Recognized in equity	Translation differences	Balance at Dec 31, 2017
Provisions	31	(32)	—	2	1
Employee benefits	37	2	—	5	44
Unused tax losses & tax credits	896	1,473	—	73	2,442
Total	964	1,443	—	80	2,487
Deferred tax assets and liabilities have not been recognized in respect of the following items:

(in thousands of USD)	December 31, 2017		December 31, 2016
	ASSETS	LIABILITIES	ASSETS	LIABILITIES
Deductible temporary differences	357	—	280	—
Taxable temporary differences	7	(14,231)	7	(25,213)
Tax losses & tax credits	89,528	—	105,731	—
	89,892	(14,231)	106,018	(25,213)
Offset	(14,231)	14,231	(25,213)	25,213
Total	75,661	—	80,805	—
Deferred tax assets and liabilities are attributable to the following:

(in thousands of USD)	ASSETS	LIABILITIES	NET
Provisions	31	—	31
Employee benefits	37	—	37
Unused tax losses & tax credits	896	—	896
	964	—	964
Offset	—	—
Balance at December 31, 2016	964	—

Provisions	1	—	1
Employee benefits	44	—	44
Unused tax losses & tax credits	2,442	—	2,442
	2,487	—	2,487
Offset	—	—
Balance at December 31, 2017	2,487	—